Financial Instruments and Fair Value Measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reclassification from OCI to to the statement of operations	$ 7,061	$ 3,479
Cash Flow Hedge Gain (Loss) To Be Reclassified Within 12 Months	14,122
Debt Instrument - carrying amount	2,683,333
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Notes, Fair Value	485,000
Debt Instrument - carrying amount	490,677
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of interest rate swap maturing from September 2013 to November 2017	1,600,000
Number of interest rate swap held	9
Credit Facility Loan Deutsche Bank Luxemburg [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	542,650
Debt Instrument - carrying amount	$ 477,688